Document And Entity Information	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	APARTMENT INCOME REIT CORP.
Entity Central Index Key	0001820877
Entity Emerging Growth Company	false
Securities Act File Number	1-39686
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1299717
Entity Address, Address Line One	4582 South Ulster Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Apartment Income REIT Corp. Class A Common Stock
Trading Symbol	AIRC
Security Exchange Name	NYSE